FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund
FundX Tactical Total Return Fund
Investment Objective
The FundX Tactical Total Return Fund ("Tactical Total Return Fund") is to seek long-term capital appreciation and current income with an emphasis on risk management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Tactical Total Return Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX Tactical Total Return Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		1.97%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.35%
Total Annual Fund Operating Expenses		3.32%
Expense Reduction/Reimbursement		(1.47%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		1.85%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Tactical Total Return Fund with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Tactical Total Return Fund	188	884	1,604	3,513

Portfolio Turnover
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or

"turns over" its portfolio), except with respect to any purchases or sales of

ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical

Total Return Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Tactical Total Return Fund's performance. The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year. During the most recent fiscal year, the Tactical Total Return Fund's portfolio turnover rate was

297% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). The Tactical Total

Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio. The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security

(e.g., high-yield "junk" bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including

Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds

and to manage the portfolio consistent with the Fund's

investment objective. Using this strategy, the Advisor

classifies Underlying Funds according to their risk and           Upgrading

performance characteristics. Four different classes of      When a fund begins to

Underlying Funds are categorized according to this system,  lag its peers, the

ranging from Speculative Underlying Funds, which are the    Advisor redeems the

most aggressive funds with the highest risk but also the    shares and directs

highest reward potential, to Bond Underlying Funds, which   the proceeds to a

have the lowest risk but also the lowest reward potential.  better performing

See "More about the Funds' Investment Objectives,           alternative.

Strategies and Risks-The Advisor's Classification Process

of the Underlying Funds" for more information on this

system.

The Advisor uses a Dynamic Asset Allocation Process to

actively adjust the Fund's investment allocation between

two strategies, a Tactical Equity strategy and a Flexible

Income strategy. Between 20% and 80% of the Fund's assets

is expected to be invested in one or the other strategy at

any given point in time. Within the Tactical Equity

strategy, the Advisor employs a Tactical Model to evaluate    The Advisor's

prevailing market conditions and help determine allocation    Tactical Model

decisions as to when to remain fully invested and when to     The Advisor uses

be more defensively hedged. See "More about the Funds'        models that measure

Investment Objectives, Strategies and Risks-Both Funds -      market conditions

Tactical Model".                                              based on a variety of

                                                              factors including

Under normal market conditions, the Tactical Equity portion   sentiment, trends,

of the portfolio will typically maintain a core holding of    momentum, valuations,

Core Underlying Funds. Core Underlying Funds generally        monetary influences,

invest in a diversified portfolio of equity securities of     and other variables

well-established U.S. and foreign companies with a wide       that combined, create

range of market capitalizations. Core Underlying Funds may    a broad measure of

also invest in fixed income securities. The Fund may also     the current stock

invest a portion of its assets in Speculative Underlying      market

Funds which are more aggressive, may be less diversified      environment. This

and involve investments in small unseasoned companies and     broad measure is

emerging markets and entail greater risks. Through use of     scored and the

its Tactical Model, the range of the Fund's investments in    Advisor uses this

the Tactical Equity strategy in each of these types of        score to determine

Underlying Funds will vary based on the model's assessment    when an investor

of market conditions. Under normal market conditions, the     would historically

Flexible Income portion of the portfolio will invest          have been rewarded

exclusively in Total Return and Bond Underlying Funds.        for making tactical

These Underlying Funds may include a wide variety of          shifts between being

investment strategies, typically possessing elements of       fully invested and

both income and capital preservation with significant         hedged.

emphasis on fixed income securities of varying maturity and

credit qualities. The Flexible Income portion of the

portfolio may not adhere to the Upgrading strategy. As part

of the Upgrading strategy, the Advisor sells an Underlying

Fund when the Advisor believes that the Underlying Fund is

performing out of synch with current market leadership or

if a new Underlying Fund is judged more attractive than a

current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Tactical Total Return Fund entails risk. The Tactical Total

Return Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Tactical Total Return Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Total Return

     Fund. This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

  o  Underlying Funds Risk - The risks associated with the Tactical Total Return

     Fund include the risks related to each Underlying Fund in which the Tactical

     Total Return Fund invests. Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and

     ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Aggressive Investment Technique Risk - The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive,

     including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

  o  Upgrading Strategy Risk - The Tactical Total Return Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Foreign Securities Risk - The Underlying Funds held by the Tactical Total

     Return Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset,

     currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Mortgage- and Asset-Backed Securities Risk - The Underlying Funds may invest in mortgage- and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - The Tactical Total Return Fund's Upgrading

     strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may

     have particular emphasis in one or more sectors, subjecting that Underlying

     Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade

     (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund. The bar chart below illustrates how the Tactical Total Return Fund's total returns have varied since inception. The table below illustrates how the Tactical Total Return Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future. Updated performance is available on the Tactical

Total Return Fund's website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2010 3.89%

Worst Quarter Q3 2011 -2.95%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FundX Tactical Total Return Fund	Return Before Taxes	2.61%	4.82%	May 29, 2009
FundX Tactical Total Return Fund After Taxes on Distributions	Return After Taxes on Distributions	1.12%	4.17%	May 29, 2009
FundX Tactical Total Return Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.85%	3.79%	May 29, 2009
FundX Tactical Total Return Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	15.20%	May 29, 2009
FundX Tactical Total Return Fund Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	7.33%	May 29, 2009
FundX Tactical Total Return Fund Blended 50% S&P 500 ® Index/50% Barclays Capital Aggregate Bond	Blended 50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	11.73%	May 29, 2009

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.